Earnings Per Share	6 Months Ended
Jun. 30, 2023
Earnings Per Share [Abstract]
Earnings Per Share

Note 6. Earnings Per Share

The following table presents the calculation of Dominion Energy’s basic and diluted EPS:

	Quarter-to-Date		Year-to-Date
Period Ended June 30,	2023	2022	2023	2022
(millions, except EPS)
Net income (loss) attributable to Dominion Energy from continuing operations	$431	$(665)	$1,147	$(365)
Preferred stock dividends (see Note 16)	(20)	(25)	(40)	(52)
Net income (loss) attributable to Dominion Energy from continuing operations – Basic	411	(690)	1,107	(417)
Dilutive effect of 2019 Equity Units(1)(2)	—	—	—	—
Net income (loss) attributable to Dominion Energy from continuing operations - Diluted	$411	$(690)	$1,107	$(417)
Net income (loss) attributable to Dominion Energy from discontinued operations - Basic & Diluted	$168	$212	$449	$623
Average shares of common stock outstanding – Basic	836.0	818.4	835.6	814.5
Net effect of dilutive securities(1)(3)	0.2	—	0.3	—
Average shares of common stock outstanding – Diluted	836.2	818.4	835.9	814.5
EPS from continuing operations – Basic	$0.49	$(0.84)	$1.32	$(0.51)
EPS from discontinued operations – Basic	0.20	0.26	0.54	0.76
EPS attributable to Dominion Energy – Basic	$0.69	$(0.58)	$1.86	$0.25
EPS from continuing operations – Diluted	$0.49	$(0.84)	$1.32	$(0.51)
EPS from discontinued operations – Diluted	0.20	0.26	0.54	0.76
EPS attributable to Dominion Energy – Diluted	$0.69	$(0.58)	$1.86	$0.25

(1)
As a result of a net loss for the three and six months ended June 30, 2022, any adjustments to earnings or shares would be considered antidilutive and are therefore excluded from the calculation of diluted EPS.
(2)
Effective January 2022, diluted net income was no longer reduced by the Series A Preferred Stock dividends.
(3)
Dilutive securities for the three and six months ended June 30, 2023 include stock potentially to be issued to satisfy the obligation under a settlement agreement with the SCDOR (applying the if converted method). See Note 17 for additional information.

The 2019 Equity Units, prior to settlement in June 2022, were a potentially dilutive instrument. See Note 19 to the Consolidated Financial Statements in the Companies’ Annual Report on Form 10-K for the year ended December 31, 2022 and Note 16 in this report for additional information.